UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

Item 1. Report to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2008

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity, and to maintain a stable net asset value of $1.00 per share by investing in dollar-denominated securities with remaining maturity of one year or less.

Fortunately, our conservative investment philosophy was rewarded during this period’s market turmoil. The Trust had little exposure to the types of securities that concerned the market, and we entered the period with plenty of liquidity. We maintained a defensive portfolio stance, focusing less on yield and more on conservative investments and improving liquidity. The Trust also benefited from its high concentration of LIBOR (London Interbank Offered Rate)-based floaters, which reset at high rates during the period because of the disruption in the European banking system and the subsequent increase in LIBOR rates.

THRIVENT FINANCIAL SECURITIES LENDING TRUST
AS OF APRIL 30, 2008*
7-Day Yield	2.76%
7-Day Effective Yield	2.80%

Average Annual Total Returns**
		Since Inception,
For the Period Ended April 30, 2008	1-Year	9/16/2004
Total Return	4.83%	4.30%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing.

An investment the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

1

Shareholder Expense Example
(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, through April 30, 2008.

Actual Expenses

In the table below, the first section provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second section provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period*	Expense
	11/1/2007	4/30/2008	11/1/2007 – 4/30/2008	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,027	$ 0.25	0.05%
Hypothetical**	$ 1,000	$ 1,025	$ 0.25	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the number of days in the period.

** Assuming 5% total return before expenses

2

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2008 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Principal		Interest	Maturity
Amount	Certificates of Deposit – (0.2%)	Rate (+)	Date	Value
$10,000,000	BNP Paribas New York CD	4.270%	5/12/2008	$10,000,807

	Total Certificates of Deposit			10,000,807

Principal		Interest	Maturity
Amount	Commercial Paper – (61.8%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper – (0.4%)

$10,000,000	GOVCO, LLC «	2.630%	6/26/2008	$9,959,089
8,800,000	GOVCO, LLC «	2.730	7/21/2008	8,745,946

	Total Asset-Backed Commercial Paper			18,705,035

Banking-Domestic – (9.9%)
9,000,000	Bank of America Corporation	2.780	8/26/2008	8,918,685
20,000,000	Barclays US Funding Corporation «	4.675	5/29/2008	19,927,278
10,000,000	Barclays US Funding Corporation «	3.005	7/23/2008	9,930,718
50,000,000	Dexia Delaware, LLC	2.290	5/1/2008	50,000,000
60,000,000	Dexia Delaware, LLC	3.030	5/28/2008	59,871,751
30,000,000	Dexia Finance, LLC	3.040	5/27/2008	29,934,133
25,000,000	Dexia Finance, LLC	2.570	6/18/2008	24,914,333
9,000,000	Dexia Finance, LLC	2.800	6/24/2008	8,962,200
10,000,000	J.P. Morgan Chase & Company	2.920	5/19/2008	9,985,400
25,000,000	J.P. Morgan Chase & Company	2.930	5/21/2008	24,959,306
30,000,000	J.P. Morgan Chase & Company	2.400	6/17/2008	29,906,000
25,000,000	Members United Corporate Federal	2.420	5/22/2008	24,964,708
	Credit Union
25,000,000	Members United Corporate Federal	2.420	5/23/2008	24,963,028
	Credit Union
25,000,000	Members United Corporate Federal	2.420	5/27/2008	24,956,306
	Credit Union
25,000,000	Members United Corporate Federal	2.420	5/28/2008	24,954,625
	Credit Union
5,000,000	Societe Generale North American	3.320	6/27/2008	4,973,717
11,000,000	Societe Generale North American	2.990	8/15/2008	10,903,157
15,000,000	Societe Generale North American	2.980	8/18/2008	14,864,658
31,869,000	Society of New York Hospital Fund «	2.500	5/12/2008	31,844,656
15,000,000	Stadshypotek Delaware, Inc. «	2.750	5/9/2008	14,990,833
20,000,000	Stadshypotek Delaware, Inc. «	3.000	5/19/2008	19,970,000
30,000,000	UBS Finance Corporation	2.740	5/29/2008	29,936,067

	Total Banking-Domestic			504,631,559

3

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (61.8%)	Rate (+)	Date	Value

Banking-Foreign – (3.5%)
$10,000,000	Bank of Ireland	4.170%	5/12/2008	$9,987,258
10,000,000	Bank of Ireland	2.670	6/27/2008	9,957,725
15,000,000	Bank of Scotland plc	2.620	6/27/2008	14,937,775
30,000,000	DnB NORBank ASA	2.700	5/30/2008	29,934,750
30,000,000	DnB NORBank ASA	2.620	6/16/2008	29,899,567
5,000,000	ICICI Bank, Ltd. «	4.950	7/7/2008	4,953,938
23,050,000	Rabobank Nederland	2.720	5/12/2008	23,030,843
30,000,000	Rabobank Nederland	2.840	5/19/2008	29,957,400
25,300,000	Royal Bank of Scotland plc	2.680	5/21/2008	25,262,331

	Total Banking-Foreign			177,921,587

Basic Industry – (2.2%)
30,000,000	BASF AG	2.300	5/28/2008	29,948,250
15,000,000	BASF AG	2.250	6/10/2008	14,962,500
6,800,000	BASF AG	2.390	6/12/2008	6,781,039
30,000,000	BASF AG	2.310	6/19/2008	29,905,675
30,000,000	BASF AG	2.310	6/23/2008	29,897,975

	Total Basic Industry			111,495,439

Brokerage – (1.8%)
25,000,000	Citigroup Funding, Inc. «	2.650	5/13/2008	24,977,917
30,000,000	Citigroup Funding, Inc. «	2.650	5/14/2008	29,971,292
10,000,000	Citigroup Funding, Inc. «	2.750	6/16/2008	9,964,861
10,000,000	Citigroup Funding, Inc. «	2.600	7/15/2008	9,945,833
15,000,000	Morgan Stanley	3.050	7/28/2008	14,888,167

	Total Brokerage			89,748,070

Consumer Cyclical – (3.3%)
30,000,000	Toyota Credit Puerto Rico	4.390	5/1/2008	30,000,000
20,000,000	Toyota Credit Puerto Rico	2.460	6/30/2008	19,918,000
23,000,000	Toyota Credit Puerto Rico	2.820	7/23/2008	22,850,462
30,000,000	Toyota Credit Puerto Rico	2.590	7/29/2008	29,807,908
6,900,000	Toyota Motor Credit Corporation	2.910	6/6/2008	6,879,921
30,000,000	Toyota Motor Credit Corporation	2.630	8/27/2008	29,741,383
30,000,000	Wal-Mart Funding Corporation «	2.700	6/17/2008	29,894,250

	Total Consumer Cyclical			169,091,924

4

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (61.8%)	Rate (+)	Date	Value

Consumer Non-Cyclical – (5.6%)
$30,000,000	Louis Dreyfus «	3.000%	5/16/2008	$29,962,500
30,000,000	Louis Dreyfus «	3.020	6/13/2008	29,891,783
10,000,000	Nestle Finance France SA	2.250	5/9/2008	9,995,000
15,000,000	Nestle Finance France SA	2.770	5/27/2008	14,969,992
3,000,000	Nestle Finance France SA	2.800	6/10/2008	2,990,667
25,000,000	Nestle Finance France SA	2.250	6/17/2008	24,926,562
13,700,000	Nestle Finance France SA	2.340	6/25/2008	13,651,022
30,000,000	Nestle Finance France SA	2.250	7/18/2008	29,853,750
25,000,000	SmithKline Beecham	2.320	5/27/2008	24,958,111
25,000,000	SmithKline Beecham	2.320	5/28/2008	24,956,500
25,000,000	SmithKline Beecham	2.320	5/29/2008	24,954,889
25,000,000	SmithKline Beecham	2.320	5/30/2008	24,953,278
30,000,000	SmithKline Beecham	2.320	6/23/2008	29,897,533

	Total Consumer Non-Cyclical			285,961,587

Education – (4.5%)
5,178,000	Duke University	2.500	5/8/2008	5,175,483
17,000,000	Northwestern University	2.400	5/8/2008	16,992,067
20,050,000	Yale University	2.420	5/8/2008	20,040,565
20,000,000	Yale University	2.420	5/9/2008	19,989,244
25,600,000	Yale University	2.400	5/13/2008	25,579,520
25,000,000	Yale University	2.400	5/14/2008	24,978,333
25,000,000	Yale University	2.400	5/16/2008	24,975,000
9,000,000	Yale University	2.400	5/19/2008	8,989,199
25,000,000	Yale University	2.400	5/20/2008	24,968,333
10,000,000	Yale University	2.400	5/21/2008	9,986,667
20,000,000	Yale University	2.420	5/22/2008	19,971,767
25,000,000	Yale University	2.420	5/30/2008	24,951,264

	Total Education			226,597,442

Financials – (25.6%)
30,000,000	Amsterdam Funding Corporation «	2.950	5/20/2008	29,953,292
14,000,000	Barton Capital Corporation «	2.850	5/5/2008	13,995,567
30,000,000	Barton Capital Corporation «	2.850	5/14/2008	29,969,125
30,000,000	Barton Capital Corporation «	2.900	5/15/2008	29,966,167
30,000,000	Barton Capital Corporation «	2.900	5/27/2008	29,937,167
15,616,000	Barton Capital Corporation «	2.900	5/28/2008	15,582,035
30,000,000	Chariot Funding, LLC «	2.870	5/20/2008	29,954,558
30,000,000	Chariot Funding, LLC «	2.850	5/29/2008	29,933,500
30,000,000	Chariot Funding, LLC «	2.850	5/30/2008	29,931,125
36,050,000	Charta, LLC «	2.500	5/1/2008	36,050,000
30,000,000	Ciesco, LLC «	2.900	5/21/2008	29,951,667
30,000,000	Ciesco, LLC «	2.900	5/23/2008	29,946,833

5

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (61.8%)	Rate (+)	Date	Value
$25,800,000	Corporate Asset Finance Company, LLC	2.500%	5/1/2008	$25,800,000
15,000,000	Falcon Asset Securitization Corporation «	2.850	5/13/2008	14,985,750
30,000,000	Falcon Asset Securitization Corporation «	2.850	5/15/2008	29,966,750
15,668,000	Falcon Asset Securitization Corporation «	2.800	5/30/2008	15,632,660
30,000,000	General Electric Capital Corporation	2.370	6/16/2008	29,909,150
7,500,000	General Electric Capital Corporation	2.790	8/18/2008	7,436,644
25,000,000	ING US Funding, LLC	2.630	5/30/2008	24,947,035
30,000,000	ING US Funding, LLC	2.500	6/20/2008	29,895,833
25,290,000	Jupiter Securitization Company, LLC «	2.500	5/1/2008	25,290,000
30,000,000	Jupiter Securitization Company, LLC «	2.750	5/8/2008	29,983,958
25,182,000	Jupiter Securitization Company, LLC «	2.870	5/22/2008	25,139,841
30,000,000	Jupiter Securitization Company, LLC «	2.800	5/23/2008	29,948,667
7,000,000	Kitty Hawk Funding Corporation «	3.000	5/16/2008	6,991,250
27,530,000	Kitty Hawk Funding Corporation «	3.000	5/19/2008	27,490,330
30,000,000	NATC California, LLC «	2.600	7/11/2008	29,846,167
30,000,000	Old Line Funding Corporation «	2.910	6/11/2008	29,900,575
10,000,000	Old Line Funding Corporation «	2.600	6/20/2008	9,963,889
30,000,000	Park Avenue Receivables Corporation «	2.800	5/29/2008	29,934,667
25,000,000	Park Avenue Receivables Corporation «	2.800	5/30/2008	24,943,611
30,000,000	Ranger Funding Company «	2.930	5/6/2008	29,987,792
30,000,000	Ranger Funding Company «	2.750	5/15/2008	29,967,917
22,000,000	Ranger Funding Company «	2.820	5/20/2008	21,967,257
30,000,000	Regency Markets No.1, LLC «	2.870	5/14/2008	29,968,908
30,000,000	Sheffield Receivables Corporation «	2.700	5/6/2008	29,988,750
11,000,000	Sheffield Receivables Corporation «	2.920	5/27/2008	10,976,802
25,000,000	Sheffield Receivables Corporation «	2.950	5/28/2008	24,944,687
30,000,000	Sheffield Receivables Corporation «	2.900	5/29/2008	29,932,333
25,000,000	Sheffield Receivables Corporation «	2.890	6/12/2008	24,915,708
22,074,000	Thames Asset Global Securitization, Inc. «	2.950	5/9/2008	22,059,529
30,000,000	Thames Asset Global Securitization, Inc. «	2.950	5/15/2008	29,965,583
10,000,000	Thunder Bay Funding, Inc. «	2.750	5/30/2008	9,977,847
12,000,000	Thunder Bay Funding, Inc. «	2.770	7/29/2008	11,917,823
31,929,000	Victory Receivables Corporation «	3.000	5/7/2008	31,913,585
5,000,000	Victory Receivables Corporation «	2.900	5/13/2008	4,995,167
23,851,000	Victory Receivables Corporation «	3.000	5/20/2008	23,813,236
30,000,000	Victory Receivables Corporation «	2.970	5/27/2008	29,935,650
30,000,000	Windmill Funding Corporation «	2.900	5/19/2008	29,956,500
30,000,000	Windmill Funding Corporation «	2.950	5/20/2008	29,953,292
10,000,000	Yorktown Capital, LLC «	2.930	5/9/2008	9,993,489
30,000,000	Yorktown Capital, LLC «	2.870	5/21/2008	29,952,167
21,670,000	Yorktown Capital, LLC «	3.020	5/23/2008	21,632,258

	Total Financials			1,301,894,093

6

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Commercial Paper – (61.8%)	Rate (+)	Date	Value

Insurance – (2.8%)
$30,000,000	AIG Funding, Inc. ±«	2.500%	5/29/2008	$29,941,667
20,000,000	AIG Funding, Inc. «	2.450	6/30/2008	19,918,333
10,000,000	Curzon Funding, LLC «	3.150	5/27/2008	9,977,250
25,000,000	Prudential Funding, LLC	2.400	5/16/2008	24,975,000
25,000,000	Prudential Funding, LLC	2.400	5/15/2008	24,976,667
30,000,000	Swiss Reinsurance Company	2.600	6/30/2008	29,870,000
	Total Insurance			139,658,917

U.S. Municipals – (2.2%)
25,065,000	Alaska Housing Finance Corporation	2.500	5/7/2008	25,054,556
29,058,000	Alaska Housing Finance Corporation	2.550	5/14/2008	29,031,242
16,548,000	Alaska Housing Finance Corporation	2.500	5/12/2008	16,535,359
31,062,000	Alaska Housing Finance Corporation	2.550	5/13/2008	31,035,597
10,000,000	State of Michigan Regional Authority	4.125	10/28/2008	10,000,000
	General Obligation Bonds
	Total U.S. Municipals			111,656,754

	Total Commercial Paper			3,137,362,407

		Interest	Maturity
Shares	Other – (3.9%)	Rate (+)	Date	Value
55,455,000	AIM Investments Institutional Money	2.840%	N/A	$55,455,000
	Market Fund
215,000	AIM Investments Institutional Money	2.520	N/A	215,000
	Market Fund
54,470,000	Barclays Prime Money Market Fund	2.870	N/A	54,470,000
58,024,000	Goldman Sachs Financial Square Money	2.700	N/A	58,024,000
	Market Fund
12,663,090	Merrill Lynch Institutional Money	2.870	N/A	12,663,090
	Market Fund
3,000	Morgan Stanley Institutional Liquidity	2.840	N/A	3,000
	Fund
17,629,663	Primary Fund Institutional Class	3.080	N/A	17,629,663

	Total Other			198,459,753

7

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes – (34.5%) †	Rate (+)	Date	Value

Banking-Domestic – (9.1%)
$8,595,000	Acts Retirement-Life Communities, Inc. «	3.200%	5/8/2008	$8,594,977
30,000,000	Bank of America Corporation	2.315	5/16/2008	30,000,000
15,000,000	Bank of America Corporation	2.895	5/27/2008	15,000,845
15,000,000	Bank of America NA	3.208	7/3/2008	15,000,000
50,000,000	Bank of New York Company, Inc.	2.687	5/12/2008	50,000,000
25,000,000	Bank of New York Company, Inc.	2.732	5/12/2008	24,999,968
20,000,000	Barclays Bank plc NY	2.910	5/6/2008	20,000,000
20,000,000	Deutsche Bank AG/New York NY	2.809	6/23/2008	20,000,000
50,000,000	Fifth Third Bancorp	2.908	5/23/2008	50,000,000
37,920,000	HSBC USA, Inc.	2.726	5/15/2008	37,920,000
10,000,000	J.P. Morgan Chase & Company	2.649	6/23/2008	10,005,450
35,000,000	Rabobank Nederland NV/NY	3.045	5/15/2008	35,000,000
34,000,000	Royal Bank of Canada NY	2.709	5/1/2008	34,000,000
35,000,000	Svenska Handelsbanken AB	2.790	5/21/2008	35,000,000
10,000,000	Wachovia Bank	2.910	7/4/2008	10,000,000
10,000,000	Wachovia Bank	2.990	7/25/2008	10,000,000
20,000,000	Wells Fargo & Company	2.750	5/6/2008	20,003,900
35,000,000	Wells Fargo & Company	2.882	5/19/2008	35,000,000

	Total Banking-Domestic			460,525,140

Banking-Foreign – (7.8%)
30,000,000	Bank of Ireland	3.055	5/15/2008	30,000,000
12,500,000	Bank of Ireland	2.790	5/19/2008	12,500,000
21,960,000	Bank of Ireland	2.810	5/20/2008	21,960,000
10,000,000	BNP Paribas SA	3.132	5/7/2008	10,000,000
25,000,000	BNP Paribas SA	2.886	5/27/2008	25,000,000
11,000,000	Credit Suisse First Boston USA, Inc.	2.648	5/1/2008	10,997,772
25,000,000	DNB NOR ASA	2.895	5/27/2008	25,000,000
30,000,000	HBOS Treasury Services plc	2.731	5/7/2008	30,000,000
10,000,000	ING Bank NV	3.282	6/26/2008	10,000,000
50,000,000	Royal Bank of Canada	2.711	5/6/2008	49,996,400
15,000,000	Royal Bank of Canada	3.233	8/15/2008	15,000,000
25,000,000	Royal Bank of Scotland Group plc	2.876	5/28/2008	24,989,360
40,000,000	Royal Bank of Scotland plc	2.830	5/21/2008	40,000,000
25,000,000	Societe Generale	2.703	6/2/2008	25,000,000
50,000,000	Svenska Handelsbanken AB	2.707	5/13/2008	50,000,000
15,000,000	Svenska Handelsbanken AB §	3.250	7/25/2008	15,000,000

	Total Banking-Foreign			395,443,532

Basic Industry – (1.0%)
50,000,000	BASF Finance Europe NV	2.808	7/21/2008	50,000,000

	Total Basic Industry			50,000,000

8

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes – (34.5%) †	Rate (+)	Date	Value

Brokerage – (4.9%)
$50,000,000	Goldman Sachs Group, Inc.	2.920%	7/25/2008	$50,000,000
55,000,000	Lehman Brothers Holdings, Inc.	2.558	5/1/2008	55,002,409
17,800,000	Lehman Brothers Holdings, Inc.	2.954	5/22/2008	17,804,646
10,000,000	Merrill Lynch & Company, Inc.	2.856	5/15/2008	10,000,000
25,000,000	Merrill Lynch & Company, Inc.	2.823	5/16/2008	25,004,041
30,000,000	Merrill Lynch & Company, Inc.	2.872	5/19/2008	30,000,000
30,000,000	Merrill Lynch & Company, Inc.	2.864	5/22/2008	30,000,000
7,600,000	Merrill Lynch & Company, Inc.	2.916	5/27/2008	7,600,210
21,000,000	Merrill Lynch & Company, Inc.	3.035	5/27/2008	21,000,000

	Total Brokerage			246,411,306

Consumer Cyclical – (4.2%)
10,000,000	American Honda Finance Corporation	3.225	5/6/2008	10,000,000
7,000,000	American Honda Finance Corporation	3.170	5/20/2008	7,000,000
10,000,000	American Honda Finance Corporation	2.909	6/11/2008	10,000,000
25,500,000	American Honda Finance Corporation	2.698	7/7/2008	25,507,110
25,000,000	American Honda Finance Corporation	3.170	8/5/2008	25,000,000
50,000,000	Toyota Motor Credit Corporation	2.265	5/1/2008	50,000,000
30,000,000	Toyota Motor Credit Corporation	2.290	5/2/2008	29,988,941
25,000,000	Toyota Motor Credit Corporation	2.761	5/6/2008	25,000,000
30,000,000	Toyota Motor Credit Corporation	2.984	6/5/2008	30,000,000

	Total Consumer Cyclical			212,496,051

Financials – (4.0%)
30,000,000	General Electric Capital Corporation	2.588	5/1/2008	30,007,430
50,000,000	General Electric Capital Corporation	2.598	5/1/2008	50,002,425
25,000,000	General Electric Capital Corporation	2.744	5/9/2008	25,000,000
10,730,000	General Electric Capital Corporation	2.944	5/22/2008	10,730,673
25,000,000	General Electric Capital Corporation	2.886	5/27/2008	24,985,675
25,000,000	General Electric Capital Corporation	2.927	5/27/2008	25,000,000
7,820,000	Pershing Drive Associates, LP «	3.100	5/8/2008	7,820,000
10,000,000	Union Hamilton Special Funding, LLC «	2.899	6/23/2008	10,000,000
20,000,000	Union Hamilton Special Funding, LLC «	3.171	6/30/2008	20,000,000

	Total Financials			203,546,203

Insurance – (2.3%)
15,000,000	Allstate Life Global Funding II «	3.332	6/20/2008	15,000,000
15,000,000	Allstate Life Global Funding Trusts «	2.727	5/12/2008	15,000,000
29,000,000	American International Group, Inc.	2.599	6/23/2008	28,995,891
50,000,000	ING Verzekeringen NV	2.700	5/6/2008	50,000,000
10,000,000	MBIA Global Funding, LLC «ƒ	3.090	7/23/2008	10,000,000

	Total Insurance			118,995,891

9

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF APRIL 30, 2008 (UNAUDITED)

Principal		Interest	Maturity
Amount	Variable Rate Notes – (34.0%) †	Rate (+)	Date	Value

U.S. Government – (0.6%)
$30,000,000	Federal Home Loan Bank System	2.490%	5/1/2008	$30,000,000

	Total U.S. Government			30,000,000

U.S. Municipals – (0.6%)
13,000,000	Mississippi Business Financial Corporation,	2.950	5/1/2008	13,000,000
	Mississippi Individual Development Revenue
	Bonds «
19,200,000	Texas State Adjustable Taxable Veterans	3.600	5/7/2008	19,200,000
	Housing Revenue Bonds (Series PG Class B)

	Total U.S. Municipals			32,200,000

	Total Variable Rate Notes			1,749,618,123

	Total Investments
	(at amortized cost) 100.4%			$5,095,441,090

	Other Assets and Liabilities, Net (0.4%)			(22,169,193)

	Total Net Assets 100.0%			$5,073,271,897

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Thrivent Financial Securities Lending Trust owned as of April 30, 2008.

	Acquisition
Security	Date	Cost
MBIA Global Funding, LLC	10/18/2007	$10,000,000

Cost for federal income tax purposes is $5,095,441,090.

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2008 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Assets
Investments at cost	$5,095,441,090
Investments at market value	5,095,411,090
Cash	546
Dividend and interest receivable	4,666,689
Prepaid expenses	29,836
Receivable for investments sold	25,174,177
Total Assets	5,125,312,338

Liabilities
Distributions payable	11,818,378
Accrued expenses	38,054
Payable for investments purchased	40,000,000
Payable to affiliate	184,009
Total Liabilities	52,040,441

Net Assets
Trust Capital (beneficial interest)	5,073,236,596
Accumulated undistributed net realized gain on
investments	35,301
Total Net Assets	$5,073,271,897

Net Assets	$5,073,271,897
Shares of beneficial interest outstanding	5,073,236,596
Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

11

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

Thrivent Financial Securities Lending Trust

Investment Income
Dividends	$5,119,563
Taxable interest	100,179,554
Total Investment Income	105,299,117
Expenses
Adviser fees	1,148,525
Accounting and pricing fees	27,317
Audit and legal fees	12,760
Custody fees	64,239
Insurance expenses	15,354
Printing and postage fees	606
Transfer agent fees	19,087
Trustees’ fees	1,271
Other expenses	10,135
Total Expenses Before Reimbursement	1,299,294

Less:
Reimbursement from adviser	(20,960)
Custody earnings credit	(4,955)
Total Net Expenses	1,273,379

Net Investment Income	104,025,738

Realized and Unrealized Gain
Net realized gain on investments	35,861
Net Realized and Unrealized Gain on Investments	35,861

Net Increase in Net Assets Resulting From Operations	$104,061,599

The accompanying Notes to Financial Statements are an integral part of this statement.

12

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

For the periods ended	4/30/2008	10/31/2007
	(unaudited)
Operations
Net investment income	$104,025,738	$240,254,977
Net realized gains/(losses) on investments	35,861	(304)
Net Change in Net Assets Resulting
From Operations	104,061,599	240,254,673

Distributions to Shareholders
From net investment income	(104,025,738)	(240,254,975)
Total Distributions to Shareholders	(104,025,738)	(240,254,975)

Capital Stock Transactions	22,126,205	930,131,333

Net Increase in Net Assets	22,162,066	930,131,031

Net Assets, Beginning of Period	5,051,109,831	4,120,978,800

Net Assets, End of Period	$5,073,271,897	$5,051,109,831

The accompanying Notes to Financial Statements are an integral part of this statement.

13

NOTES TO FINANCIAL STATEMENTS
AS OF APRIL 30, 2008

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Mutual funds are valued at the net asset value at the close of each business day.

Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Recent Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The Trust adopted the provisions of FIN 48 on April 30, 2008, the extended required implementation date set by the U.S. Securities and Exchange Commission for mutual funds.

FIN 48 requires management of the Trust to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Trust include Federal, Minnesota, Wisconsin, and Massachusetts, as well as certain foreign countries. As of April 30, 2008, open Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2004 through 2007. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2008, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of this statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States (“US GAAP”), and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Trust is currently evaluating the impact that FAS 157 will have on the Trust’s financial statements.

Fees Paid Indirectly – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates – The preparation of financial

14

statements in conformity with US GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. US GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at April 30, 2008.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (“Thrivent Financial” or the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Trust has entered into an accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain accounting personnel and services. For the six months ended April 30, 2008, Thrivent Financial received aggregate fees for accounting personnel and services of $25,752 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular Thrivent Mutual Fund.

Trustees not participating in the above plan received $874 in fees from the Trust for the six months ended April 30, 2008. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

D. Indirect Expenses

The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

E. Federal Income Tax Information

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from US GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of April 30, 2008, the tax-basis balance has not been determined.

At October 31, 2007, the Trust had accumulated a $560 net realized capital loss carryover expiring as follows: $256 expiring on October 31, 2014, and $304 expiring on October 31, 2015.

To the extent that the Trust realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

F. Trust Transactions
Transactions in trust shares were as follows:

	Shares	Amount
Six Months Ended April 30, 2008 (unaudited)
Sold	10,177,258,710	$10,177,258,710
Redeemed	(10,155,132,505)	(10,155,132,505)
Net Change	22,126,205	$22,126,205

For the Year Ended October 31, 2007
Sold	26,503,576,886	$26,503,576,886
Redeemed	(25,573,445,553)	(25,573,445,553)
Net Change	930,131,333	$930,131,333

15

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended	10/31/2007	10/31/2006	10/31/2005	10/31/2004(e)
	4/30/2008
	(unaudited)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02	0.05	0.05	0.03	--
Net realized and unrealized gain/(loss) on
investments (b)	--	--	--	--	--
Total from Investment Operations	0.02	0.05	0.05	0.03	--

Less Distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	--
Total Distributions	(0.02)	(0.05)	(0.05)	(0.03)	--

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (c)	2.05%	5.46%	4.93%	2.91%	0.22%
Net assets: end of period (in millions)	$5,073.3	$5,051.1	$4,121.0	$3,864.6	$3,942.3
Ratio of expenses to average
net assets (d)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	4.08%	5.33%	4.82%	2.89%	1.80%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

If the Trust had paid all its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average
net assets (d)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	4.08%	5.33%	4.82%	2.89%	1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions offund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

(e) Since Trust inception, September 16, 2004.

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

ADDITIONAL INFORMATION
(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Both the Investment Company Act of 1940 and the terms of the advisory agreement of the Trust require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees. At its meeting on November 6, 2007, the Board of Trustees of the Trust voted unanimously to renew the existing Advisory Agreement between the Trust and the Adviser. In connection with its reapproval of the advisory agreement with the Adviser, the Board considered, among other things, the nature, extent and quality of the services provided by the Adviser; the performance of the Thrivent family of funds, including the Trust; and the costs of services provided and profits realized by the Adviser.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on July 10, August 28 and November 6, 2007 to consider information relevant to the renewal process. In addition to reviewing the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during private sessions of the Independent Trustees to consider reapproval of the agreement. The Trustees also received a memorandum from independent counsel summarizing their responsibilities under the Investment Company Act of 1940 in reviewing and approving the Advisory Agreement. The Contract Committee and Board’s consideration of the factors listed above and the information provided to it are discussed below.

At each of the Board’s regular quarterly meetings during 2007, management presented information describing the services furnished to the funds by the Adviser. During these meetings, management reported on the investment management, portfolio trading, and compliance functions provided to the funds under their advisory agreements. During the renewal process, the Board considered the specific services provided under advisory agreements as compared to those services provided by other mutual fund investment advisers under similar investment advisory agreements. The Board also considered information relating to the investment experience and educational backgrounds of the Adviser’s portfolio managers.

The Board received reports at each of its quarterly meetings from the Adviser’s Chief Investment Officer and from the Directors of Fixed Income and Equity Investments. In addition, the Board had, over the past year, met with a majority of the portfolio managers of the Adviser, which gave the Board an opportunity to evaluate the managers’ abilities, experience, and the quality of services they provide to the funds. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the funds’ Chief Compliance Officer.

17

The Adviser also reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment of personnel, the addition of several research analysts, and investment in systems technology to improve trading, portfolio compliance, and investment reporting functions. The Board viewed these actions as a significant factor in approving the advisory agreement as they demonstrated the Adviser’s commitment to provide the funds, including the Trust, with quality service and competitive investment performance.

In connection with each of its regular quarterly meetings, the Board received extensive information on the performance of the funds. The Board also considered both the contractual and, if relevant, effective advisory fees for the funds and the profitability of the adviser both overall and on a fund-by-fund basis. The Board further considered the allocations of the Adviser’s costs to the funds. The internal audit department of the Adviser conducted a review of such allocation and reported to the Board regarding the reasonableness and consistency of these allocations. The Board was satisfied with the results of this review. On the basis of this information and review, the Board concluded that the advisory fees charged to the funds, including the Trust, for investment management services were reasonable.

The Trustees also considered whether economies of scale might be realized as a fund’s assets increase. Because of differences among funds as to management style and cost, it is difficult to generalize as to whether or to what extent economies in the advisory function may be realized as a fund’s assets increase. The Board did note, however, that while some funds were increasing in assets and others were decreasing in assets, the funds overall were not experiencing significant asset growth.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

18

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 24, 2008	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 24, 2008	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Date: June 24, 2008	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer